UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2017

CLEARBRIDGE

LARGE CAP GROWTH FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital growth.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Large Cap Growth Fund for the six-month reporting period ended May 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2017

II	ClearBridge Large Cap Growth Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended May 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. However, fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s final reading for first quarter 2017 GDP growth — released after the reporting period ended — was 1.4%. The deceleration in growth reflected downturns in private inventory investment and personal consumption expenditures, along with more modest state and local government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on May 31, 2017, the unemployment rate was 4.3%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2001. The percentage of longer-term unemployed moderately declined over the period. In May 2017, 24.0% of Americans looking for a job had been out of work for more than six months, versus 24.2% when the period began.

ClearBridge Large Cap Growth Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017 — after the reporting period ended — the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were periods of volatility, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. The market rallied over the first three months of the period and reached several new all-time highs. This was driven by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under President Donald Trump’s administration. After largely treading water in March 2017, the market again rallied in April and May 2017, as first quarter 2017 corporate profits were generally better than expected. All told, for the six months ended May 31, 2017, the S&P 500 Indexiv gained 10.81%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, as they gained 10.55% over the reporting period. In contrast, small-cap stocks, as measured by the Russell 2000 Indexvi, generated the weakest results, returning 4.33%, whereas mid-cap stocks, as measured by the Russell Midcap Indexvii, returned 8.14%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 15.10% and 5.19%, respectively, during the six months ended May 31, 2017.

IV	ClearBridge Large Cap Growth Fund

Performance review

For the six months ended May 31, 2017, Class A shares of ClearBridge Large Cap Growth Fund, excluding sales charges, returned 10.90%. The Fund’s unmanaged benchmark, the Russell 1000 Growth Indexx , returned 15.71% for the same period. The Lipper Large-Cap Growth Funds Category Average1 returned 15.99% over the same time frame.

Performance Snapshot as of May 31, 2017 (unaudited)
(excluding sales charges)	6 months
ClearBridge Large Cap Growth Fund:
Class A	10.90%
Class C	10.50%
Class R	10.77%
Class I	11.08%
Class IS	11.12%
Class O2	11.10%
Russell 1000 Growth Index	15.71%
Lipper Large-Cap Growth Funds Category Average	15.99%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I, Class IS and Class O shares were 1.16%, 1.89%, 1.44%, 0.85%, 0.77% and 0.83%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.90% for Class C shares, 1.40% for Class R shares, 0.80% for Class I shares, 0.70% for Class IS shares and 0.74% for Class O shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 684 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]	Class O shares are offered only to former Class O shareholders of ClearBridge Equity Fund.

ClearBridge Large Cap Growth Fund	V

Investment commentary (cont’d)

arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2017

RISKS: Common stocks are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. Growth stocks as a group may fall out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries. Diversification does not assure against market loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	ClearBridge Large Cap Growth Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

ClearBridge Large Cap Growth Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of May 31, 2017 and November 30, 2016. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2016 and held for the six months ended May 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	10.90%	$1,000.00	$1,109.00	1.08%	$5.68	Class A	5.00%	$1,000.00	$1,019.55	1.08%	$5.44
Class C	10.50	1,000.00	1,105.00	1.81	9.50	Class C	5.00	1,000.00	1,015.91	1.81	9.10
Class R	10.77	1,000.00	1,107.70	1.34	7.04	Class R	5.00	1,000.00	1,018.25	1.34	6.74
Class I	11.08	1,000.00	1,110.80	0.76	4.00	Class I	5.00	1,000.00	1,021.14	0.76	3.83
Class IS	11.12	1,000.00	1,111.20	0.70	3.68	Class IS	5.00	1,000.00	1,021.44	0.70	3.53
Class O	11.10	1,000.00	1,111.00	0.74	3.89	Class O	5.00	1,000.00	1,021.24	0.74	3.73

2	ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report

[1]	For the six months ended May 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2017

ClearBridge Large Cap Growth Fund

Security	Shares	Value
Common Stocks — 97.1%
Consumer Discretionary — 17.2%
Hotels, Restaurants & Leisure — 2.8%
Chipotle Mexican Grill Inc.	177,430	$84,696,211	*
Yum China Holdings Inc.	3,172,779	121,866,441	*
Total Hotels, Restaurants & Leisure		206,562,652
Internet & Direct Marketing Retail — 5.0%
Amazon.com Inc.	375,141	373,122,741	*
Media — 6.7%
Comcast Corp., Class A Shares	5,528,008	230,462,654
Twenty-First Century Fox Inc., Class A Shares	3,691,262	100,107,025
Walt Disney Co.	1,574,299	169,929,834
Total Media		500,499,513
Specialty Retail — 2.7%
Home Depot Inc.	1,273,896	195,555,775
Total Consumer Discretionary		1,275,740,681
Consumer Staples — 5.8%
Beverages — 3.9%
Anheuser-Busch InBev SA/NV, ADR	1,172,424	137,114,987
Coca-Cola Co.	3,421,434	155,572,604
Total Beverages		292,687,591
Food & Staples Retailing — 1.9%
CVS Health Corp.	1,805,662	138,729,011
Total Consumer Staples		431,416,602
Energy — 3.9%
Energy Equipment & Services — 2.4%
Schlumberger Ltd.	2,560,357	178,175,243
Oil, Gas & Consumable Fuels — 1.5%
Pioneer Natural Resources Co.	655,300	109,343,358
Total Energy		287,518,601
Financials — 6.9%
Capital Markets — 5.4%
BlackRock Inc.	410,173	167,859,199
Charles Schwab Corp.	3,173,438	122,970,722
Nasdaq Inc.	1,655,054	111,964,403
Total Capital Markets		402,794,324
Consumer Finance — 1.5%
American Express Co.	1,468,605	112,994,469
Total Financials		515,788,793

See Notes to Financial Statements.

4	ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report

ClearBridge Large Cap Growth Fund

Security	Shares	Value
Health Care — 19.1%
Biotechnology — 8.3%
Alexion Pharmaceuticals Inc.	1,025,537	$100,533,392	*
Biogen Inc.	590,228	146,240,792	*
Celgene Corp.	1,979,411	226,464,412	*
Regeneron Pharmaceuticals Inc.	307,550	141,183,903	*
Total Biotechnology		614,422,499
Health Care Equipment & Supplies — 1.7%
Dentsply Sirona Inc.	1,960,647	124,540,298
Health Care Providers & Services — 2.9%
UnitedHealth Group Inc.	1,220,828	213,864,649
Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific Inc.	962,925	166,383,811
Pharmaceuticals — 4.0%
Johnson & Johnson	1,143,693	146,678,627
Zoetis Inc.	2,491,918	155,196,653
Total Pharmaceuticals		301,875,280
Total Health Care		1,421,086,537
Industrials — 6.7%
Aerospace & Defense — 2.0%
Rockwell Collins Inc.	1,396,402	152,277,638
Air Freight & Logistics — 1.9%
United Parcel Service Inc., Class B Shares	1,308,284	138,638,856
Industrial Conglomerates — 1.8%
Honeywell International Inc.	991,900	131,912,781
Trading Companies & Distributors — 1.0%
W. W. Grainger Inc.	443,679	76,437,018
Total Industrials		499,266,293
Information Technology — 33.4%
Communications Equipment — 1.5%
Palo Alto Networks Inc.	907,984	107,677,822	*
Internet Software & Services — 11.3%
Akamai Technologies Inc.	3,129,067	147,535,509	*
Alphabet Inc., Class A Shares	184,354	181,973,990	*
Alphabet Inc., Class C Shares	261,004	251,832,320	*
eBay Inc.	2,029,907	69,625,810	*
Facebook Inc., Class A Shares	1,271,009	192,507,023	*
Total Internet Software & Services		843,474,652

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2017

ClearBridge Large Cap Growth Fund

Security		Shares	Value
IT Services — 5.1%
PayPal Holdings Inc.		2,787,779	$145,549,941	*
Visa Inc., Class A Shares		2,446,977	233,025,620
Total IT Services			378,575,561
Semiconductors & Semiconductor Equipment — 3.2%
Texas Instruments Inc.		1,481,145	122,179,651
Xilinx Inc.		1,748,940	116,671,787
Total Semiconductors & Semiconductor Equipment			238,851,438
Software — 10.3%
Adobe Systems Inc.		1,234,727	175,158,372	*
Fortinet Inc.		1,082,105	42,570,011	*
Microsoft Corp.		3,719,032	259,737,195
Red Hat Inc.		1,607,693	144,001,062	*
Splunk Inc.		548,220	33,572,993	*
VMware Inc., Class A Shares		1,170,620	113,725,733	*
Total Software			768,765,366
Technology Hardware, Storage & Peripherals — 2.0%
Apple Inc.		965,475	147,485,961
Total Information Technology			2,484,830,800
Materials — 4.1%
Chemicals — 4.1%
Ecolab Inc.		1,137,411	151,093,677
Monsanto Co.		1,325,763	155,671,092
Total Materials			306,764,769
Total Investments before Short-Term Investments (Cost — $5,746,539,270)			7,222,413,076

	Rate
Short-Term Investments — 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost — $200,222,322)	0.702%	200,222,322	200,222,322
Total Investments — 99.8% (Cost — $5,946,761,592#)			7,422,635,398
Other Assets in Excess of Liabilities — 0.2%			15,448,637
Total Net Assets — 100.0%			$7,438,084,035

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipts

See Notes to Financial Statements.

6	ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2017

Assets:
Investments, at value (Cost — $5,946,761,592)	$7,422,635,398
Cash	166,364
Receivable for Fund shares sold	48,732,547
Dividends and interest receivable	8,310,775
Receivable for securities sold	7,499,349
Prepaid expenses	199,186
Total Assets	7,487,543,619

Liabilities:
Payable for securities purchased	34,435,069
Payable for Fund shares repurchased	9,184,997
Investment management fee payable	4,149,888
Service and/or distribution fees payable	732,528
Trustees’ fees payable	926
Accrued expenses	956,176
Total Liabilities	49,459,584
Total Net Assets	$7,438,084,035

Net Assets:
Par value (Note 7)	$1,880
Paid-in capital in excess of par value	5,931,420,396
Undistributed net investment income	7,308,097
Accumulated net realized gain on investments	23,436,570
Net unrealized appreciation on investments and foreign currencies	1,475,917,092
Total Net Assets	$7,438,084,035

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	7

Statement of assets and liabilities (unaudited) (cont’d)

May 31, 2017

Net Assets:
Class A	$1,530,410,266
Class C	$463,346,707
Class R	$65,244,856
Class I	$4,199,945,250
Class IS	$691,898,672
Class O	$487,238,284

Shares Outstanding:
Class A	40,872,552
Class C	15,112,580
Class R	1,805,868
Class I	101,686,745
Class IS	16,739,021
Class O	11,789,543

Net Asset Value:
Class A (and redemption price)	$37.44
Class C*	$30.66
Class R (and redemption price)	$36.13
Class I (and redemption price)	$41.30
Class IS (and redemption price)	$41.33
Class O (and redemption price)	$41.33
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$39.72

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

8	ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2017

Investment Income:
Dividends	$34,617,600
Interest	644,182
Less: Foreign taxes withheld	(603,751)
Total Investment Income	34,658,031

Expenses:
Investment management fee (Note 2)	21,178,288
Service and/or distribution fees (Notes 2 and 5)	4,016,888
Transfer agent fees (Note 5)	2,305,179
Trustees’ fees	176,570
Fund accounting fees	170,499
Registration fees	124,916
Shareholder reports	34,669
Audit and tax fees	21,063
Insurance	20,843
Legal fees	20,509
Custody fees	10,713
Interest expense	91
Miscellaneous expenses	15,212
Total Expenses	28,095,440
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(860,426)
Net Expenses	27,235,014
Net Investment Income	7,423,017

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From Investment Transactions	27,337,876
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	581,091,140
Foreign currencies	20,076
Change in Net Unrealized Appreciation (Depreciation)	581,111,216
Net Gain on Investments and Foreign Currency Transactions	608,449,092
Increase in Net Assets From Operations	$615,872,109

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended May 31, 2017 (unaudited) and the Year Ended November 30, 2016	2017	2016

Operations:
Net investment income	$7,423,017	$9,994,344
Net realized gain	27,337,876	86,852,483
Change in net unrealized appreciation (depreciation)	581,111,216	110,739,676
Increase in Net Assets From Operations	615,872,109	207,586,503

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(10,000,270)	(3,100,087)
Net realized gains	(87,350,272)	(58,807,899)
Decrease in Net Assets From Distributions to Shareholders	(97,350,542)	(61,907,986)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,258,831,927	2,904,133,629
Reinvestment of distributions	79,138,621	55,358,077
Cost of shares repurchased	(935,041,844)	(694,675,663)
Increase in Net Assets From Fund Share Transactions	2,402,928,704	2,264,816,043
Increase in Net Assets	2,921,450,271	2,410,494,560

Net Assets:
Beginning of period	4,516,633,764	2,106,139,204
End of period*	$7,438,084,035	$4,516,633,764
*Includes undistributed net investment income of:	$7,308,097	$9,885,350

See Notes to Financial Statements.

10	ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$34.46	$33.78	$32.66	$30.19	$24.29	$24.01

Income from operations:
Net investment income	0.01	0.07	0.04	0.03	0.04	0.03
Net realized and unrealized gain	3.68	1.57	3.08	4.90	7.49	3.77
Total income from operations	3.69	1.64	3.12	4.93	7.53	3.80

Less distributions from:
Net investment income	(0.03)	(0.01)	—	—	—	—
Net realized gains	(0.68)	(0.95)	(2.00)	(2.46)	(1.63)	(3.52)
Total distributions	(0.71)	(0.96)	(2.00)	(2.46)	(1.63)	(3.52)

Net asset value, end of period	$37.44	$34.46	$33.78	$32.66	$30.19	$24.29
Total return[3]	10.90%	5.02%	10.26%	17.86%	33.26%	18.49%

Net assets, end of period (millions)	$1,530	$1,253	$834	$705	$657	$535

Ratios to average net assets:
Gross expenses	1.10%[4]	1.15%	1.18%[5]	1.23%	1.24%	1.29%
Net expenses	1.08 [4,6,7]	1.09 [6,7]	1.14 [5,6,7]	1.23	1.24	1.29
Net investment income	0.07 [4]	0.22	0.13	0.11	0.17	0.13

Portfolio turnover rate	7%	13%	17%	18%	17%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2017 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended November 30, 2015.

[6]

As a result of an expense limitation arrangement, effective March 31, 2016, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. During the period August 3, 2015 through March 30, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.15%. During the period December 19, 2014 through August 2, 2015, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.18%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$28.42	$28.22	$27.80	$26.26	$21.48	$21.77

Income (loss) from operations:
Net investment loss	(0.10)	(0.14)	(0.15)	(0.17)	(0.13)	(0.12)
Net realized and unrealized gain	3.02	1.29	2.57	4.17	6.54	3.35
Total income from operations	2.92	1.15	2.42	4.00	6.41	3.23

Less distributions from:
Net realized gains	(0.68)	(0.95)	(2.00)	(2.46)	(1.63)	(3.52)
Total distributions	(0.68)	(0.95)	(2.00)	(2.46)	(1.63)	(3.52)

Net asset value, end of period	$30.66	$28.42	$28.22	$27.80	$26.26	$21.48
Total return[3]	10.50%	4.26%	9.49%	16.95%	32.28%	17.63%

Net assets, end of period (millions)	$463	$384	$274	$237	$231	$202

Ratios to average net assets:
Gross expenses	1.84%[4]	1.88%	1.91%[5]	2.00%	1.97%	2.00%
Net expenses	1.81 [4,6,7]	1.82 [6,7]	1.87 [5,6,7]	2.00	1.97	2.00
Net investment loss	(0.67) [4]	(0.51)	(0.58)	(0.67)	(0.57)	(0.58)

Portfolio turnover rate	7%	13%	17%	18%	17%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2017 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended November 30, 2015.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class R Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$33.31	$32.76	$31.81	$29.58	$23.90	$23.75

Income (loss) from operations:
Net investment loss	(0.03)	(0.01)	(0.04)	(0.08)	(0.06)	(0.04)
Net realized and unrealized gain	3.55	1.51	2.99	4.77	7.37	3.71
Total income from operations	3.52	1.50	2.95	4.69	7.31	3.67

Less distributions from:
Net investment income	(0.02)	—	—	—	—	—
Net realized gains	(0.68)	(0.95)	(2.00)	(2.46)	(1.63)	(3.52)
Total distributions	(0.70)	(0.95)	(2.00)	(2.46)	(1.63)	(3.52)

Net asset value, end of period	$36.13	$33.31	$32.76	$31.81	$29.58	$23.90
Total return[3]	10.77%	4.75%	9.99%	17.42%	32.81%	18.08%

Net assets, end of period (000s)	$65,245	$38,823	$9,936	$4,107	$1,867	$282

Ratios to average net assets:
Gross expenses	1.37%[4]	1.43%	1.44%[5]	1.72%	1.66%	1.70%
Net expenses[6,7]	1.34 [4]	1.37	1.39 [5]	1.59	1.60	1.60
Net investment loss	(0.18) [4]	(0.05)	(0.12)	(0.26)	(0.21)	(0.17)

Portfolio turnover rate	7%	13%	17%	18%	17%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended November 30, 2015.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class R shares did not exceed 1.60%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$37.97	$37.11	$35.56	$32.56	$25.96	$25.32

Income from operations:
Net investment income	0.08	0.20	0.16	0.14	0.17	0.15
Net realized and unrealized gain	4.05	1.71	3.39	5.32	8.06	4.01
Total income from operations	4.13	1.91	3.55	5.46	8.23	4.16

Less distributions from:
Net investment income	(0.12)	(0.10)	—	—	—	—
Net realized gains	(0.68)	(0.95)	(2.00)	(2.46)	(1.63)	(3.52)
Total distributions	(0.80)	(1.05)	(2.00)	(2.46)	(1.63)	(3.52)

Net asset value, end of period	$41.30	$37.97	$37.11	$35.56	$32.56	$25.96
Total return[3]	11.08%	5.34%	10.66%	18.25%	33.81%	19.03%

Net assets, end of period (millions)	$4,200	$2,128	$457	$205	$101	$40

Ratios to average net assets:
Gross expenses	0.79%[4]	0.84%	0.87%[5]	0.91%	0.80%	0.81%
Net expenses[6]	0.76 [4,7]	0.78 [7]	0.79 [5,7]	0.91	0.80	0.81
Net investment income	0.40 [4]	0.54	0.45	0.44	0.59	0.61

Portfolio turnover rate	7%	13%	17%	18%	17%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended November 30, 2015.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$38.00	$37.13	$35.57	$32.56	$27.11

Income from operations:
Net investment income	0.10	0.24	0.18	0.13	0.16
Net realized and unrealized gain	4.04	1.70	3.38	5.34	5.29
Total income from operations	4.14	1.94	3.56	5.47	5.45

Less distributions from:
Net investment income	(0.13)	(0.12)	—	—	—
Net realized gains	(0.68)	(0.95)	(2.00)	(2.46)	—
Total distributions	(0.81)	(1.07)	(2.00)	(2.46)	—

Net asset value, end of period	$41.33	$38.00	$37.13	$35.57	$32.56
Total return[4]	11.12%	5.42%	10.68%	18.29%	20.10%

Net assets, end of period (000s)	$691,899	$256,322	$55,404	$4,512	$129

Ratios to average net assets:
Gross expenses	0.73%[5]	0.76%	0.78%[6]	0.98%	0.89%[5]
Net expenses[7,8]	0.70 [5]	0.70	0.72 [6]	0.90	0.79 [5]
Net investment income	0.50 [5]	0.68	0.52	0.41	0.76 [5]

Portfolio turnover rate	7%	13%	17%	18%	17%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2017 (unaudited).

[3]	For the period March 15, 2013 (inception date) to November 30, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the year ended November 30, 2015.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the year ended November 30, 2013.

See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class O Shares[1]	2017[2]	2016	2015[3]

Net asset value, beginning of period	$37.99	$37.12	$33.75

Income from operations:
Net investment income	0.08	0.21	0.15
Net realized and unrealized gain	4.06	1.72	3.22
Total income from operations	4.14	1.93	3.37

Less distributions from:
Net investment income	(0.12)	(0.11)	—
Net realized gains	(0.68)	(0.95)	—
Total distributions	(0.80)	(1.06)	—

Net asset value, end of period	$41.33	$37.99	$37.12
Total return[4]	11.10%	5.40%	9.99%

Net assets, end of period (millions)	$487	$457	$465

Ratios to average net assets:
Gross expenses	0.79%[5]	0.82%	0.83%[5]
Net expenses[6,7]	0.74 [5]	0.74	0.74 [5]
Net investment income	0.40 [5]	0.57	0.47 [5]

Portfolio turnover rate	7%	13%	17%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2017 (unaudited).

[3]	For the period December 19, 2014 (inception date) to November 30, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class O shares did not exceed 0.74%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended November 30, 2015.

See Notes to Financial Statements.

16	ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18	ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$7,222,413,076	—	—	$7,222,413,076
Short-term investments†	200,222,322	—	—	200,222,322
Total investments	$7,422,635,398	—	—	$7,422,635,398

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

20	ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I, Class IS and Class O shares did not exceed 1.10%, 1.90%, 1.40%, 0.80%, 0.70% and 0.74%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended May 31, 2017, fees waived and/or expenses reimbursed amounted to $860,426.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2017, LMIS and its affiliates retained sales charges of $276,576 on sales of the Fund’s Class A shares. In addition, for the six months ended May 31, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$995	$32,130

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended May 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,763,078,876
Sales	421,166,861

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,583,438,729
Gross unrealized depreciation	(107,564,923)
Net unrealized appreciation	$1,475,873,806

4. Derivative instruments and hedging activities

During the six months ended May 31, 2017, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

22	ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report

For the six months ended May 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$1,747,032	†	$866,054
Class C	2,142,524	†	242,264
Class R	127,332	†	36,795
Class I	—		1,011,707
Class IS	—		2,689
Class O	—		145,670
Total	$4,016,888		$2,305,179

†	Amounts shown are exclusive of expense reimbursements. For the six months ended May 31, 2017, the service and/or distribution fees reimbursed amounted to $603, $2,750 and $167 for Class A, Class C and Class R shares, respectively.

For the six months ended May 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$162,415
Class C	63,600
Class R	7,331
Class I	445,715
Class IS	68,434
Class O	112,931
Total	$860,426

6. Distributions to shareholders by class

	Six Months Ended May 31, 2017	Year Ended November 30, 2016
Net Investment Income:
Class A	$933,035	$155,228
Class B	—	—	[1]
Class C	—	—
Class R	24,277	—
Class I	6,698,358	1,324,375
Class IS	958,576	186,162
Class O	1,386,024	1,434,322
Total	$10,000,270	$3,100,087

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	23

Notes to financial statements (cont’d)

	Six Months Ended May 31, 2017	Year Ended November 30, 2016

Net Realized Gains:
Class A	$24,936,686	$23,515,230
Class B	—	337,829	[1]
Class C	9,254,974	9,329,989
Class R	832,226	295,618
Class I	39,267,412	12,007,802
Class IS	4,887,643	1,456,704
Class O	8,171,331	11,864,727
Total	$87,350,272	$58,807,899

[1]	On December 15, 2015, the Fund converted its Class B shares into Class A shares.

7. Shares of beneficial interest

At May 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2017		Year Ended November 30, 2016
	Shares	Amount	Shares		Amount
Class A
Shares sold	12,970,754	$462,172,864	17,557,358		$576,758,925
Shares issued on reinvestment	698,102	23,847,173	705,727		22,879,671
Shares repurchased	(9,149,740)	(327,829,834)	(6,609,414)		(216,296,937)
Net increase	4,519,116	$158,190,203	11,653,671		$383,341,659

Class B
Shares sold	—	—	1,346	[1]	$38,557	[1]
Shares issued on reinvestment	—	—	12,076	[1]	333,539	[1]
Shares repurchased	—	—	(372,450)	[1]	(10,252,157)	[1]
Net decrease	—	—	(359,028)	[1]	$(9,880,061)	[1]

Class C
Shares sold	2,904,953	$84,674,736	6,147,742		$166,333,574
Shares issued on reinvestment	296,056	8,310,295	321,821		8,666,630
Shares repurchased	(1,611,282)	(47,288,571)	(2,644,546)		(71,258,671)
Net increase	1,589,727	$45,696,460	3,825,017		$103,741,533

24	ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report

	Six Months Ended May 31, 2017		Year Ended November 30, 2016
	Shares	Amount	Shares	Amount
Class R
Shares sold	819,209	$28,217,052	1,044,279	$33,363,480
Shares issued on reinvestment	18,333	604,985	8,152	256,124
Shares repurchased	(197,142)	(6,738,840)	(190,257)	(6,019,445)
Net increase	640,400	$22,083,197	862,174	$27,600,159

Class I
Shares sold	57,502,542	$2,258,926,042	52,954,361	$1,917,878,055
Shares issued on reinvestment	875,572	32,947,780	312,099	11,116,983
Shares repurchased	(12,729,826)	(500,377,969)	(9,545,427)	(345,978,203)
Net increase	45,648,288	$1,791,495,853	43,721,033	$1,583,016,835

Class IS
Shares sold	10,723,274	$423,950,747	5,545,355	$206,304,810
Shares issued on reinvestment	155,319	5,846,219	46,122	1,642,866
Shares repurchased	(884,093)	(35,026,884)	(339,138)	(12,453,501)
Net increase	9,994,500	$394,770,082	5,252,339	$195,494,175

Class O
Shares sold	22,739	$890,486	93,373	$3,456,228
Shares issued on reinvestment	201,440	7,582,169	293,719	10,462,264
Shares repurchased	(455,570)	(17,779,746)	(902,870)	(32,416,749)
Net decrease	(231,391)	$(9,307,091)	(515,778)	$(18,498,257)

[1]

On December 15, 2015, the Fund converted 364,213 Class B shares into 310,201 Class A shares, valued at $10,019,502. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

8. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

ClearBridge Large Cap Growth Fund 2017 Semi-Annual Report	25

ClearBridge

Large Cap Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

ClearBridge Large Cap Growth Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Large Cap Growth Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Large Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD1520 7/17 SR17-3097

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2017

By:	/s/Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: July 25, 2017